Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000222490 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222490 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222490 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222490 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222490 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222490 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222490 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222490 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222490 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222490 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222490 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222490 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222490 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222490 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222490 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222490 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000222490 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000222490 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222490 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222490 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222490 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000222490 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000222490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222489 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222489 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222489 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222489 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222489 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222489 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222489 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222489 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222489 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222489 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222489 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222489 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222489 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222489 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222489 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222489 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000222489 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000222489 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222489 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222489 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222489 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000222489 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000222489 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222491 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222491 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222491 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222491 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222491 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222491 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222491 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222491 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222491 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222491 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222491 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222491 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222491 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222491 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222491 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222491 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000222491 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000222491 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222491 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222491 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222491 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000222491 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000222491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234280 [Member] | iShares Residential and Multisector Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000234280 [Member] | iShares Core U S REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000234280 [Member] | State Street SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000234280 [Member] | VanEck Mortgage REIT Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234280 [Member] | Principal Spectrum Preferred Securities Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234280 [Member] | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000234280 [Member] | Virtus InfraCap U S Preferred Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234280 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000234280 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234280 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000234278 [Member] | iShares Residential and Multisector Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000234278 [Member] | iShares Core U S REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000234278 [Member] | State Street SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000234278 [Member] | VanEck Mortgage REIT Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234278 [Member] | Principal Spectrum Preferred Securities Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234278 [Member] | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000234278 [Member] | Virtus InfraCap U S Preferred Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234278 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000234278 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234278 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000237932 [Member] | Nomura Galaxy Option ProfitScore Regime Adaptive Equity Index 6 16 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000237932 [Member] | United States Treasury Bill 6 4 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000237932 [Member] | United States Treasury Bill 8 6 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000237932 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000237932 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000237932 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000237932 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000241127 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241127 [Member] | AXS Adaptive Plus Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000241127 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000241127 [Member] | ProShares UltraPro Short QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000241127 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241127 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241127 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241127 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241127 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241127 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241127 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241127 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000241127 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000241127 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241127 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241127 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241127 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241127 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241127 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241127 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241127 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241127 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241127 [Member] | Metal Fabricate Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241127 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241127 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241127 [Member] | Oil and Gas Service Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241127 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241127 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000241127 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241127 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000241127 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000241127 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241130 [Member] | State Street SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000241130 [Member] | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241130 [Member] | iShares 0 1 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241130 [Member] | Vanguard Short Term Inflation Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241130 [Member] | Vanguard Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241130 [Member] | Vanguard Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241130 [Member] | Vanguard Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241130 [Member] | WisdomTree Trust Interest Rate Hedged U S Aggregate Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241130 [Member] | State Street Blackstone Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241130 [Member] | iShares Interest Rate Hedged High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241130 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000241130 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000241130 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%